Short-term and long-term loans (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Total short-term bank loans	$ 4,646,382	$ 3,711,253
Long-term bank loans, current portion	548,245	20,009
Long-term bank loans, non-current portion	34,266	421,733
Total long-term bank loans	582,511	441,742
Total short-term and long-term bank loans	5,228,893	4,152,995
Represents the information pertaining to Industrial and Commercial Bank of China. [Member]
Total short-term bank loans	1,713,267	1,757,223
Represents information pertaining to China Zheshang Bank Co., Ltd. [Member]
Total short-term bank loans	671,601	1,251,142
Represents the information pertaining to Bank of Beijing. [Member]
Total short-term bank loans	1,165,022	702,888
Represents information pertaining to WeBank Co., Ltd. [Member]
Long-term bank loans, current portion	0	20,009
Represents information pertaining to Xiaoshan Rural Commercial Bank. [Member]
Long-term bank loans, current portion	411,184	0
Long-term bank loans, non-current portion	0	421,733
Represents information pertaining to Pingan Bank Co., Ltd. [Member]
Total short-term bank loans	411,185	0
Represents information pertaining to China Resources Shenzhen Guotou Trust Co., Ltd [Member]
Total short-term bank loans	685,307	0
Represents information pertaining to Kincheng Bank Co., Ltd. [Member]
Long-term bank loans, current portion	137,061	0
Long-term bank loans, non-current portion	$ 34,266	$ 0